Vanguard U.S. Quality Factor ETF

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Consumer Discretionary (17.2%)
Target Corp.	3,525	533
eBay Inc.	8,567	469
* Booking Holdings Inc.	245	468
Walmart Inc.	3,168	440
* Spotify Technology SA	1,343	379
Lowe's Cos. Inc.	2,116	348
* Lululemon Athletica Inc.	853	320
NIKE Inc. Class B	2,289	256
Costco Wholesale Corp.	514	179
Aaron's Inc.	3,171	177
VF Corp.	2,002	132
* Amazon.com Inc.	29	100
Best Buy Co. Inc.	838	93
Rollins Inc.	1,654	91
* MasterCraft Boat Holdings Inc.	4,262	89
BorgWarner Inc.	2,170	88
Hanesbrands Inc.	5,498	84
Gentex Corp.	3,088	84
* NVR Inc.	20	83
* Stamps.com Inc.	319	80
Polaris Inc.	785	79
Pool Corp.	241	79
* Tempur Sealy International Inc.	909	78
Kontoor Brands Inc.	3,405	75
Williams-Sonoma Inc.	824	72
Tractor Supply Co.	470	70
* Deckers Outdoor Corp.	338	69
Genuine Parts Co.	722	68
* Grand Canyon Education Inc.	704	66
New York Times Co. Class A	1,505	65
Whirlpool Corp.	359	64
Yum China Holdings Inc.	1,105	64
* Murphy USA Inc.	464	63
* Skyline Champion Corp.	2,078	59
* 1-800-Flowers.com Inc. Class A	1,963	59
ODP Corp.	2,459	57
Garmin Ltd.	549	57
Carter's Inc.	713	57
Strategic Education Inc.	543	56
Johnson Outdoors Inc. Class A	638	55
* Gentherm Inc.	1,173	53
Rent-A-Center Inc.	1,721	53
Omnicom Group Inc.	976	53
* Perdoceo Education Corp.	3,673	53
* Accel Entertainment Inc.	4,421	52

* Ulta Beauty Inc.	225	52
* AutoNation Inc.	912	52
Signet Jewelers Ltd.	2,889	50
* Malibu Boats Inc. Class A	956	50
* Discovery Inc. Class A	2,244	50
* Universal Electronics Inc.	1,201	49
* Lumber Liquidators Holdings Inc.	2,048	49
* American Public Education Inc.	1,562	49
* LKQ Corp.	1,529	49
News Corp. Class A	3,186	48
Interface Inc. Class A	6,151	46
* Asbury Automotive Group Inc.	438	46
Advance Auto Parts Inc.	294	46
Standard Motor Products Inc.	993	45
* Dorman Products Inc.	530	45
Movado Group Inc.	4,078	44
* elf Beauty Inc.	2,248	44
* CarParts.com Inc.	3,122	44
* Mohawk Industries Inc.	464	43
Sonic Automotive Inc. Class A	1,009	43
Fortune Brands Home & Security Inc.	504	42
Children's Place Inc.	2,118	42
John Wiley & Sons Inc. Class A	1,325	42
* MarineMax Inc.	1,399	41
* Nautilus Inc.	3,369	40
* Cars.com Inc.	4,588	40
Columbia Sportswear Co .	446	38
Nielsen Holdings plc	2,455	38
* Lakeland Industries Inc.	1,791	37
* Lovesac Co.	1,382	37
Caleres Inc.	4,673	36
Camping World Holdings Inc. Class A	1,229	36
Acushnet Holdings Corp.	991	35
* Purple Innovation Inc. Class A	1,847	35
Wolverine World Wide Inc.	1,391	35
Buckle Inc.	1,849	35
* Genesco Inc.	1,728	34
Core-Mark Holding Co. Inc.	1,008	34
Group 1 Automotive Inc.	388	34
* Tenneco Inc. Class A	4,089	33
* American Axle & Manufacturing Holdings Inc.	4,229	33
* Hibbett Sports Inc.	984	33
Estee Lauder Cos. Inc. Class A	145	32
La-Z-Boy Inc.	989	32
Matthews International Corp. Class A	1,461	32
Meredith Corp.	2,267	32
* Cavco Industries Inc.	164	31
* Qurate Retail Group Inc. QVC Group Class A	2,793	31
* Stoneridge Inc.	1,483	30
Cooper Tire & Rubber Co.	857	30
* Liberty TripAdvisor Holdings Inc. Class A	10,323	29
Big Lots Inc.	601	28
* Zumiez Inc.	1,097	28
* Sonos Inc.	1,856	26
* Under Armour Inc. Class A	2,648	26
PriceSmart Inc.	394	26
Lithia Motors Inc. Class A	101	25

Inter Parfums Inc.	547	24
* Crocs Inc.	586	23
PVH Corp.	417	23
* Trade Desk Inc. Class A	46	22
Ralph Lauren Corp. Class A	304	21
National Presto Industries Inc.	174	16
TripAdvisor Inc.	650	15
* AMC Networks Inc. Class A	620	15
PulteGroup Inc.	319	14
* YETI Holdings Inc.	273	14
* Visteon Corp.	181	14
* Sportsman's Warehouse Holdings Inc.	837	13
Oxford Industries Inc.	249	12
Autoliv Inc.	141	11
* 2U Inc.	241	10
Steven Madden Ltd.	438	9
		8,517
Consumer Staples (5.6%)
* Monster Beverage Corp.	5,120	429
Procter & Gamble Co.	2,826	391
Altria Group Inc.	6,506	285
PepsiCo Inc.	1,083	152
* Boston Beer Co. Inc. Class A	106	93
McKesson Corp.	522	80
Medifast Inc.	470	76
Flowers Foods Inc.	3,038	74
* National Beverage Corp.	911	74
Lancaster Colony Corp.	364	65
Kroger Co.	1,587	57
Weis Markets Inc.	1,103	54
Kellogg Co.	745	53
* Helen of Troy Ltd.	254	53
Coca-Cola Consolidated Inc.	177	48
* USANA Health Sciences Inc.	589	46
Clorox Co.	206	46
WD-40 Co.	224	46
Casey's General Stores Inc.	257	46
SpartanNash Co.	2,188	44
Campbell Soup Co.	825	43
John B Sanfilippo & Son Inc.	529	42
Nu Skin Enterprises Inc. Class A	880	42
Hormel Foods Corp.	793	40
* Edgewell Personal Care Co.	1,368	39
J&J Snack Foods Corp.	269	37
Coca-Cola European Partners plc	874	36
Ingles Markets Inc. Class A	851	34
Tootsie Roll Industries Inc.	1,007	32
* Sprouts Farmers Market Inc.	1,363	32
Hershey Co.	180	27
Spectrum Brands Holdings Inc	433	26
* Hain Celestial Group Inc.	686	23
MGP Ingredients Inc.	545	19
Church & Dwight Co. Inc.	185	18
Energizer Holdings Inc.	354	16
Brown-Forman Corp. Class B	198	14
Sysco Corp.	164	10

Ingredion Inc.	121	10
		2,752
Energy (1.6%)
EOG Resources Inc.	2,227	101
* ProPetro Holding Corp.	7,410	46
* RPC Inc.	13,716	43
* Enphase Energy Inc.	515	40
Solaris Oilfield Infrastructure Inc. Class A	5,091	40
* NOW Inc.	5,240	38
Liberty Oilfield Services Inc. Class A	5,715	37
* Frank's International NV	15,699	36
Cactus Inc.	1,617	36
Warrior Met Coal Inc.	2,298	36
* SolarEdge Technologies Inc.	157	35
Cabot Oil & Gas Corp.	1,808	34
* Renewable Energy Group Inc.	947	32
DMC Global Inc	884	31
* Exterran Corp.	6,654	31
Brigham Minerals Inc. Class A	2,535	30
Kosmos Energy Ltd.	19,114	28
* Select Energy Services Inc. Class A	5,076	24
SunCoke Energy Inc.	5,473	20
Baker Hughes Co. Class A	1,339	19
* Matrix Service Co.	2,061	19
World Fuel Services Corp.	579	15
Nabors Industries Ltd.	381	15
ConocoPhillips	248	9
		795
Financial Services (20.2%)
S&P Global Inc.	1,186	435
Aon plc Class A	2,153	431
Bank of New York Mellon Corp.	9,864	365
Moody's Corp.	1,221	360
Allstate Corp.	3,342	311
JPMorgan Chase & Co.	2,301	231
Visa Inc. Class A	978	207
Simon Property Group Inc.	2,406	163
SLM Corp.	14,107	108
Popular Inc.	2,869	106
Brightsphere Investment Group Inc.	7,427	103
Equitable Holdings Inc.	4,774	101
Ameriprise Financial Inc.	639	100
FactSet Research Systems Inc.	277	97
Lazard Ltd. Class A	3,040	96
T. Rowe Price Group Inc.	654	91
LPL Financial Holdings Inc.	1,083	89
State Street Corp.	1,297	88
Interactive Brokers Group Inc.	1,638	87
Northern Trust Corp.	1,009	83
Affiliated Managers Group Inc.	1,193	82
Central Pacific Financial Corp.	5,011	78
Cboe Global Markets Inc.	832	76
Iron Mountain Inc.	2,493	75
Primerica Inc.	591	74
* Brighthouse Financial Inc.	2,418	73
* Credit Acceptance Corp.	184	71

First Citizens BancShares Inc. Class A	181	71
Associated Banc-Corp	5,263	71
* World Acceptance Corp.	776	71
* SVB Financial Group	272	70
Synovus Financial Corp.	3,175	69
HCI Group Inc.	1,257	69
SEI Investments Co.	1,306	68
Washington Trust Bancorp Inc.	2,042	68
Hope Bancorp Inc.	7,922	67
Park National Corp .	737	66
FirstCash Inc.	1,091	65
Veritex Holdings Inc.	3,596	65
Diamond Hill Investment Group Inc.	513	64
PJT Partners Inc.	1,067	63
Investors Bancorp Inc.	7,902	61
Eagle Bancorp Inc.	2,118	61
HomeStreet Inc.	2,209	60
American Express Co.	592	60
Fulton Financial Corp.	6,076	59
Erie Indemnity Co. Class A	277	59
Waddell & Reed Financial Inc. Class A	3,743	59
Federated Hermes Inc. Class B	2,404	58
Commerce Bancshares Inc.	961	57
Western Alliance Bancorp	1,612	57
Hilltop Holdings Inc.	2,757	57
Discover Financial Services	1,066	57
Santander Consumer USA Holdings Inc.	3,286	57
Boston Private Financial Holdings Inc.	9,425	56
* Donnelley Financial Solutions Inc.	5,082	55
International Bancshares Corp.	1,747	55
Curo Group Holdings Corp.	7,097	55
National Bank Holdings Corp. Class A	1,890	54
Tompkins Financial Corp.	810	54
Fifth Third Bancorp	2,589	54
Jack Henry & Associates Inc.	322	53
First Hawaiian Inc.	3,207	53
Lamar Advertising Co. Class A	756	52
* Triumph Bancorp Inc.	1,790	51
Assured Guaranty Ltd.	2,351	50
Zions Bancorp NA	1,568	50
* Axos Financial Inc.	2,019	50
Meridian Bancorp Inc.	4,275	50
City Holding Co.	770	49
UMB Financial Corp.	912	49
Enterprise Financial Services Corp.	1,616	48
Bank of Hawaii Corp.	878	48
Ally Financial Inc.	2,098	48
OneMain Holdings Inc	1,645	48
Hanmi Financial Corp.	5,016	48
Employers Holdings Inc.	1,460	48
Nelnet Inc. Class A	723	47
Old National Bancorp	3,383	47
Southside Bancshares Inc.	1,709	47
Eaton Vance Corp.	1,144	47
OFG Bancorp	3,635	47
TrustCo Bank Corp. NY	7,737	46
Sterling Bancorp	3,939	46

Great Western Bancorp Inc.	3,275	46
Alexander's Inc.	178	45
TriCo Bancshares	1,637	45
* LendingClub Corp.	8,403	45
Synchrony Financial	1,790	44
MGIC Investment Corp.	4,835	44
First Commonwealth Financial Corp.	5,386	44
Navient Corp.	4,855	44
Trustmark Corp.	1,869	44
Brookfield Property REIT Inc. Class A	3,707	43
First Busey Corp.	2,382	42
WisdomTree Investments Inc.	11,329	42
WSFS Financial Corp.	1,434	42
GEO Group Inc.	3,763	42
Comerica Inc.	1,058	42
Stock Yards Bancorp Inc.	964	41
Newmark Group Inc. Class A	9,090	40
Bank of NT Butterfield & Son Ltd.	1,596	40
CVB Financial Corp.	2,199	40
Federal Agricultural Mortgage Corp. Class C	584	40
Flagstar Bancorp Inc.	1,255	39
MarketAxess Holdings Inc.	79	38
Hanover Insurance Group Inc.	374	38
Artisan Partners Asset Management Inc. Class A	984	38
Heritage Financial Corp.	1,884	38
Atlantic Union Bankshares Corp.	1,607	37
AMERISAFE Inc.	557	37
Greenhill & Co. Inc.	3,279	37
1st Source Corp.	1,060	37
Allegiance Bancshares Inc.	1,434	36
Renasant Corp.	1,422	36
Independent Bank Corp.	570	36
Radian Group Inc.	2,307	36
Walker & Dunlop Inc.	645	35
Columbia Banking System Inc.	1,259	35
East West Bancorp Inc.	954	35
Meta Financial Group Inc.	1,813	35
Mastercard Inc. Class A	97	35
PennyMac Financial Services Inc.	659	35
Washington Federal Inc.	1,445	34
BankUnited Inc.	1,428	33
CNO Financial Group Inc.	2,041	33
BancFirst Corp.	756	33
First Interstate BancSystem Inc. Class A	1,010	33
Ameris Bancorp	1,332	33
First Bancorp	1,594	33
* Encore Capital Group Inc.	699	32
First Foundation Inc.	2,099	32
NBT Bancorp Inc.	1,044	32
M&T Bank Corp .	305	32
Westamerica BanCorp	517	32
Stewart Information Services Corp.	734	31
Home BancShares Inc.	1,928	31
Raymond James Financial Inc.	410	31
Safety Insurance Group Inc.	425	31
Cohen & Steers Inc.	492	30
First Financial Bancorp	2,153	30

* Customers Bancorp Inc.	2,304	29
Independent Bank Group Inc.	623	29
* Enova International Inc.	1,639	28
Cadence BanCorp Class A	2,785	26
Lakeland Financial Corp.	549	25
EVERTEC Inc.	709	25
Stifel Financial Corp.	467	24
Bryn Mawr Bank Corp.	869	24
Cathay General Bancorp	925	23
* Watford Holdings Ltd.	1,296	21
ServisFirst Bancshares Inc.	493	18
Huntington Bancshares Inc.	1,878	18
* Focus Financial Partners Inc. Class A	486	17
* CBRE Group Inc. Class A	357	17
Urban Edge Properties	1,575	17
Paramount Group Inc.	2,049	15
* GreenSky Inc. Class A	3,484	15
KeyCorp	1,147	14
Wells Fargo & Co.	555	13
RMR Group Inc. Class A	419	12
Cass Information Systems Inc.	274	11
Saul Centers Inc.	376	11
Credicorp Ltd.	77	10
Regions Financial Corp.	854	10
Citizens Financial Group Inc.	380	10
Evercore Inc. Class A	157	10
Universal Insurance Holdings Inc.	495	9
		10,000
Health Care (11.8%)
* Biogen Inc.	1,711	492
Humana Inc.	1,095	455
* Edwards Lifesciences Corp.	4,873	418
Johnson & Johnson	2,693	413
Merck & Co. Inc.	4,644	396
* Intuitive Surgical Inc.	302	221
* Vertex Pharmaceuticals Inc.	765	214
Abbott Laboratories	1,471	161
Eli Lilly and Co.	668	99
* Masimo Corp.	425	95
* Align Technology Inc.	309	92
* Henry Schein Inc.	1,323	88
* ABIOMED Inc.	272	84
* Jazz Pharmaceuticals plc	611	82
* Illumina Inc.	225	80
* Alexion Pharmaceuticals Inc.	665	76
Cerner Corp.	1,033	76
* Veeva Systems Inc. Class A	251	71
* Haemonetics Corp.	784	70
* Amedisys Inc.	290	70
Chemed Corp.	134	69
AmerisourceBergen Corp. Class A	714	69
Cardinal Health Inc.	1,348	68
* Molina Healthcare Inc.	351	65
Owens & Minor Inc.	3,842	64
* Incyte Corp.	612	59
* Tivity Health Inc.	3,445	56
* Quidel Corp.	308	54

National Research Corp.	949	53
Dentsply Sirona Inc.	1,147	52
* Exelixis Inc.	2,239	50
West Pharmaceutical Services Inc.	172	49
* LHC Group Inc.	229	48
* Corcept Therapeutics Inc.	3,647	46
Patterson Cos. Inc.	1,594	46
Bruker Corp.	1,097	46
* Myriad Genetics Inc.	3,427	46
* Addus HomeCare Corp.	473	44
* Medpace Holdings Inc.	341	44
* Catalyst Pharmaceuticals Inc.	12,442	41
* Natus Medical Inc.	2,231	41
* Neogen Corp.	524	40
* Omnicell Inc.	576	38
ResMed Inc.	209	38
* CorVel Corp.	455	38
* Providence Service Corp.	386	36
* Hologic Inc.	584	35
* DaVita Inc.	395	34
* Akebia Therapeutics Inc.	3,152	33
* STAAR Surgical Co.	660	32
* BioSpecifics Technologies Corp.	483	31
* BioTelemetry Inc.	785	31
* Orthofix Medical Inc.	979	30
Atrion Corp.	47	30
* Cutera Inc.	1,807	30
* NextGen Healthcare Inc.	2,197	29
* Globus Medical Inc.	500	28
* AngioDynamics Inc.	2,981	28
* BioDelivery Sciences International Inc.	6,776	27
* Eagle Pharmaceuticals Inc.	664	26
* Emergent BioSolutions Inc.	229	26
* OraSure Technologies Inc.	2,159	25
* Meridian Bioscience Inc.	1,761	25
* CryoLife Inc.	1,228	25
* ACADIA Pharmaceuticals Inc.	619	25
Computer Programs and Systems Inc.	818	22
Healthcare Services Group Inc.	1,057	22
* Repro-Med Systems Inc.	2,510	22
* MEDNAX Inc.	1,168	22
* ICU Medical Inc.	98	20
* NuVasive Inc.	369	19
Luminex Corp.	684	18
* HealthStream Inc.	880	18
* Innoviva Inc.	1,428	17
Hill-Rom Holdings Inc.	172	16
* Axogen Inc.	1,351	16
* United Therapeutics Corp.	143	15
* Cardiovascular Systems Inc.	442	14
* Xencor Inc.	400	14
* Surmodics Inc.	208	9
* Alkermes plc	529	9
		5,876
Materials & Processing (6.3%)
Ecolab Inc.	1,559	307
Sherwin-Williams Co.	363	244

Fastenal Co.	1,955	96
Simpson Manufacturing Co. Inc.	946	93
* Trex Co. Inc.	581	87
A O Smith Corp.	1,658	81
Watsco Inc.	328	80
Trane Technologies plc	660	78
* Alcoa Corp.	5,153	75
Reliance Steel & Aluminum Co.	689	72
UFP Industries Inc.	1,192	71
Quanex Building Products Corp.	4,123	69
Myers Industries Inc.	4,510	69
FMC Corp.	629	67
PPG Industries Inc.	537	65
Materion Corp.	1,080	59
AAON Inc.	1,018	58
Avery Dennison Corp.	491	57
* TopBuild Corp.	307	47
Howmet Aerospace Inc.	2,664	47
Orion Engineered Carbons SA	3,841	47
Innospec Inc.	603	45
* Foundation Building Materials Inc.	2,708	44
Boise Cascade Co.	938	43
* Alpha Pro Tech Ltd.	2,932	41
Chase Corp.	412	40
Verso Corp.	3,006	39
* Gibraltar Industries Inc.	624	39
Apogee Enterprises Inc.	1,847	39
Mueller Industries Inc.	1,263	37
AptarGroup Inc.	307	36
Comfort Systems USA Inc.	705	36
Acuity Brands Inc.	326	36
* GCP Applied Technologies Inc.	1,364	36
* Builders FirstSource Inc.	1,157	35
Neenah Inc.	797	35
Stepan Co.	295	34
Commercial Metals Co.	1,560	33
Kronos Worldwide Inc.	2,528	32
* GMS Inc.	1,142	30
* Univar Solutions Inc.	1,644	30
Packaging Corp. of America	289	29
CF Industries Holdings Inc.	854	28
* Axalta Coating Systems Ltd.	1,135	27
Worthington Industries Inc.	643	27
Louisiana-Pacific Corp.	803	26
Sensient Technologies Corp.	468	26
Compass Minerals International Inc.	448	25
Huntsman Corp.	1,178	25
* Masonite International Corp.	266	24
Gold Resource Corp.	5,986	24
Steel Dynamics Inc.	803	24
* MRC Global Inc.	4,104	23
Owens Corning	332	22
O-I Glass Inc.	1,999	22
NewMarket Corp.	55	20
* JELD-WEN Holding Inc.	945	20
* Cornerstone Building Brands Inc.	2,244	18
* RBC Bearings Inc.	126	17

Haynes International Inc.	885	17
* Installed Building Products Inc.	183	16
International Paper Co.	405	15
* Ferro Corp.	870	11
Scotts Miracle -Gro Co.	64	11
Cabot Corp.	249	9
Kaiser Aluminum Corp.	142	9
* Arconic Corp.	1	—
		3,124
Producer Durables (16.9%)
Lockheed Martin Corp.	1,043	407
Illinois Tool Works Inc.	1,836	363
Accenture plc Class A	1,447	347
Emerson Electric Co.	4,922	342
Automatic Data Processing Inc.	1,734	241
Paychex Inc.	2,507	192
Graco Inc.	1,794	104
* TriNet Group Inc.	1,447	98
Brunswick Corp.	1,562	97
Rockwell Automation Inc.	419	97
Landstar System Inc.	710	94
AGCO Corp.	1,267	90
Robert Half International Inc.	1,691	90
WW Grainger Inc.	246	90
* Proto Labs Inc.	605	89
EMCOR Group Inc.	1,149	86
Cintas Corp.	256	85
ManpowerGroup Inc.	1,129	83
* Mettler-Toledo International Inc.	83	81
Donaldson Co. Inc.	1,595	80
Cummins Inc.	377	78
* Zebra Technologies Corp.	263	75
Nordson Corp.	404	75
Snap-on Inc.	508	75
Exponent Inc.	929	75
Lincoln Electric Holdings Inc.	768	74
* Keysight Technologies Inc.	741	73
MSA Safety Inc.	579	73
JB Hunt Transport Services Inc.	498	70
Allegion plc	669	69
* Generac Holdings Inc.	357	68
CSW Industrials Inc.	936	68
CH Robinson Worldwide Inc.	679	67
Kforce Inc.	1,865	64
Ennis Inc.	3,475	64
Xylem Inc.	793	64
Insperity Inc.	932	63
HNI Corp.	1,914	61
* Vicor Corp.	697	61
Kelly Services Inc. Class A	3,185	60
* FARO Technologies Inc.	1,053	59
Expeditors International of Washington Inc.	667	59
* TrueBlue Inc.	3,483	59
FLIR Systems Inc.	1,583	58
Toro Co.	771	58
Watts Water Technologies Inc. Class A	604	58
UniFirst Corp.	295	57

Hubbell Inc. Class B	387	56
Franklin Electric Co. Inc.	938	56
Hackett Group Inc.	4,415	56
Pitney Bowes Inc.	10,022	55
* Hub Group Inc. Class A	1,021	55
Astec Industries Inc.	1,042	55
MAXIMUS Inc.	703	54
Schneider National Inc. Class B	1,997	54
United Parcel Service Inc. Class B	322	53
Old Dominion Freight Line Inc.	260	53
Deluxe Corp.	1,838	52
* Aerojet Rocketdyne Holdings Inc.	1,244	51
* Franklin Covey Co.	2,556	50
* Forrester Research Inc.	1,405	50
Quanta Services Inc.	953	49
Huntington Ingalls Industries Inc.	321	49
Kadant Inc.	396	46
* Conduent Inc.	13,530	46
Werner Enterprises Inc.	979	45
Xerox Holdings Corp.	2,374	45
Badger Meter Inc.	724	45
Quad/Graphics Inc.	12,627	44
* Cross Country Healthcare Inc.	6,862	44
* HD Supply Holdings Inc.	1,094	43
Steelcase Inc. Class A	4,106	43
MSC Industrial Direct Co. Inc. Class A	640	42
Brady Corp. Class A	871	41
Standex International Corp.	696	40
Stanley Black & Decker Inc.	249	40
Powell Industries Inc.	1,475	40
* Sykes Enterprises Inc.	1,198	40
Valmont Industries Inc.	312	40
Enerpac Tool Group Corp. Class A	1,897	39
Heidrick & Struggles International Inc.	1,753	38
Flowserve Corp.	1,267	38
* Echo Global Logistics Inc.	1,375	38
H&E Equipment Services Inc.	1,850	37
Barrett Business Services Inc.	646	37
* Lydall Inc.	1,979	37
* Napco Security Technologies Inc.	1,483	37
Dover Corp.	336	37
* MYR Group Inc.	937	36
* Waters Corp.	167	36
Tennant Co.	543	36
* Astronics Corp.	3,907	35
ITT Inc.	560	35
* FTI Consulting Inc.	306	35
* Copart Inc.	338	35
Wabash National Corp.	2,860	35
Oshkosh Corp.	447	34
McGrath RentCorp	513	34
Resources Connection Inc.	2,750	34
AZZ Inc.	963	33
Marten Transport Ltd.	1,767	32
* OSI Systems Inc.	403	32
IDEX Corp.	171	31
* ASGN Inc.	423	30

Albany International Corp. Class A	579	30
Curtiss-Wright Corp.	293	30
Columbus McKinnon Corp.	807	29
* Aegion Corp. Class A	1,788	29
* WESCO International Inc.	614	29
Ryder System Inc.	700	29
* Clean Harbors Inc.	467	29
Barnes Group Inc.	696	28
Shyft Group Inc.	1,356	27
Terex Corp.	1,382	27
Helios Technologies Inc.	656	27
* Team Inc.	4,003	25
Encore Wire Corp.	492	25
Regal Beloit Corp.	253	25
* Construction Partners Inc. Class A	1,297	24
Kennametal Inc.	828	24
* Great Lakes Dredge & Dock Corp.	2,523	24
* Manitowoc Co. Inc.	2,455	23
Forward Air Corp.	383	23
* Cimpress plc	241	22
Hyster-Yale Materials Handling Inc.	552	22
Littelfuse Inc.	122	22
* Teledyne Technologies Inc.	70	22
ACCO Brands Corp.	3,342	22
* Modine Manufacturing Co.	3,172	21
* SPX Corp.	500	21
* Energy Recovery Inc.	2,444	21
Applied Industrial Technologies Inc.	343	21
Raven Industries Inc.	830	21
Herman Miller Inc.	824	20
Copa Holdings SA Class A	361	19
TTEC Holdings Inc.	322	18
John Bean Technologies Corp.	166	17
Heartland Express Inc.	816	17
* CBIZ Inc.	688	17
Crane Co.	282	16
Federal Signal Corp.	485	16
Belden Inc.	461	16
Luxfer Holdings plc	1,088	15
* SPX FLOW Inc.	344	15
Textron Inc.	374	15
HEICO Corp.	132	14
CoreLogic Inc.	211	14
ABM Industries Inc.	364	14
* United Rentals Inc.	71	13
Woodward Inc.	145	12
Knoll Inc.	861	11
* Huron Consulting Group Inc.	232	10
Allison Transmission Holdings Inc.	270	10
* ExlService Holdings Inc.	146	9
Douglas Dynamics Inc.	239	9
* Thermon Group Holdings Inc.	687	9
		8,402
Technology (19.9%)
Apple Inc.	5,408	698
* Advanced Micro Devices Inc.	5,309	482
* Adobe Inc.	939	482

Intuit Inc.	1,327	458
Texas Instruments Inc.	3,163	450
NVIDIA Corp.	824	441
Cisco Systems Inc.	8,435	356
QUALCOMM Inc.	2,930	349
Intel Corp.	5,636	287
* Facebook Inc. Class A	921	270
TE Connectivity Ltd.	2,317	224
Cognizant Technology Solutions Corp. Class A	2,193	147
* Yandex NV Class A	2,118	144
Lam Research Corp.	387	130
* Manhattan Associates Inc.	1,117	109
* Fortinet Inc.	790	104
Teradyne Inc.	1,169	99
Microsoft Corp.	439	99
* Zoom Video Communications Inc. Class A	293	95
* Paycom Software Inc.	292	87
* Check Point Software Technologies Ltd.	685	86
* A10 Networks Inc.	9,185	79
Monolithic Power Systems Inc.	290	77
* Cadence Design Systems Inc.	696	77
* Agilysys Inc.	2,910	74
National Instruments Corp.	2,034	73
Ubiquiti Inc.	395	72
* Gartner Inc.	530	69
Shutterstock Inc.	1,366	69
Dolby Laboratories Inc. Class A	980	68
* TrueCar Inc.	14,301	68
Citrix Systems Inc.	446	65
Skyworks Solutions Inc.	445	64
* Take-Two Interactive Software Inc.	372	64
* Qualys Inc.	598	63
* Aspen Technology Inc.	496	63
Blackbaud Inc.	967	62
* Teradata Corp.	2,515	61
Simulations Plus Inc.	1,022	61
* EPAM Systems Inc.	183	60
* Zscaler Inc.	409	59
Universal Display Corp.	334	59
* Synaptics Inc.	667	57
KLA Corp.	275	56
* Endurance International Group Holdings Inc.	8,600	56
NetApp Inc.	1,110	53
* Mitek Systems Inc.	3,891	49
* IPG Photonics Corp.	303	49
* Ciena Corp.	848	48
* NETGEAR Inc.	1,408	47
NIC Inc.	2,183	47
* Lattice Semiconductor Corp.	1,629	47
* SPS Commerce Inc.	576	46
* Groupon Inc. Class A	1,436	46
* F5 Networks Inc.	344	46
* TechTarget Inc.	1,141	45
Xilinx Inc.	434	45
* Avaya Holdings Corp.	2,876	45
* GoDaddy Inc. Class A	532	45
PC Connection Inc.	1,005	44

* Anaplan Inc.	717	44
ADTRAN Inc.	3,937	44
SYNNEX Corp.	341	43
* Synchronoss Technologies Inc.	9,876	43
* Calix Inc.	2,153	42
* Turtle Beach Corp.	2,134	42
CDW Corp.	367	42
* OneSpan Inc.	1,928	42
* iRobot Corp.	553	41
* Arrow Electronics Inc.	516	41
* Telenav Inc.	8,779	40
Hewlett Packard Enterprise Co.	4,138	40
* Lumentum Holdings Inc.	445	38
* ChannelAdvisor Corp.	2,269	38
* Zynga Inc. Class A	4,186	38
* Coherent Inc.	333	37
* Arista Networks Inc.	166	37
* MobileIron Inc.	5,661	37
* Appfolio Inc.	216	36
* Digital Turbine Inc.	1,479	36
Avnet Inc.	1,298	36
* Photronics Inc.	3,503	35
* Sanmina Corp.	1,235	35
* Blucora Inc.	2,927	35
* Yelp Inc. Class A	1,440	33
* NeoPhotonics Corp.	4,925	33
Power Integrations Inc.	586	33
* Magnite Inc.	4,456	33
* ePlus Inc.	415	32
Jabil Inc.	917	31
* Synopsys Inc.	141	31
* MicroStrategy Inc. Class A	216	31
DXC Technology Co.	1,516	30
* Alarm.com Holdings Inc.	494	30
* Upwork Inc.	1,873	29
* Match Group Inc.	255	28
* Rogers Corp.	242	27
* Semtech Corp.	462	27
* Diodes Inc.	542	26
* EverQuote Inc. Class A	734	26
Progress Software Corp.	669	25
* Zix Corp.	3,950	24
* Cirrus Logic Inc.	394	24
* 3D Systems Corp.	4,303	24
* CommVault Systems Inc.	509	22
CSG Systems International Inc.	513	22
* Nutanix Inc.	752	22
QAD Inc. Class A	460	21
* SMART Global Holdings Inc.	829	21
Brooks Automation Inc.	393	20
* FormFactor Inc.	739	19
* DSP Group Inc.	1,344	19
* Glu Mobile Inc.	2,385	19
* Veritone Inc.	2,275	19
Activision Blizzard Inc.	223	19
* Altair Engineering Inc. Class A	437	18
Amdocs Ltd.	285	17

Plantronics Inc.		1,392	17
* VMware Inc. Class A		119	17
* Axcelis Technologies Inc.		700	17
* Perficient Inc.		382	16
* Amkor Technology Inc.		1,318	16
Vishay Intertechnology Inc.		982	16
* Plexus Corp.		192	15
* Viavi Solutions Inc.		1,089	15
* Covetrus Inc.		535	12
Methode Electronics Inc.		411	12
* Digimarc Corp.		693	11
Sapiens International Corp. NV		317	11
* Cargurus Inc.		422	10
Seagate Technology plc		214	10
* NetScout Systems Inc.		439	10
NortonLifeLock Inc.		427	10
* comScore Inc.		3,772	10
* Bottomline Technologies DE Inc.		190	9
* Super Micro Computer Inc.		325	9
			9,895
Utilities (0.1%)
* Vonage Holdings Corp.		1,912	22
* Consolidated Communications Holdings Inc.		2,746	21
* Evoqua Water Technologies Corp.		852	18
* Boingo Wireless Inc.		802	10
			71
Total Common Stocks (Cost $41,930)			49,432
	Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund (Cost $117)	0.147%	1,173	117
Total Investments (99.9%) (Cost $42,047)			49,549
Other Assets and Liabilities—Net (0.1%)			74
Net Assets (100%)			49,623
Cost in in $000.

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2020	9	157	22

U.S. Quality Factor ETF

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, a re valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.